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(ING LOGO)
March 4, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   ING Mayflower Trust (the "Trust")
      (File Nos. 033-67852; 811-07978)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 61 to the Trust that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 61 to the Trust's Registration Statement on Form N-1A.

      If you have any questions, please do not hesitate to contact me at 480-477-2648.

                                        Regards,

                                        /s/ Ernest J. C'DeBaca
                                        ----------------------------------------
                                        Ernest J. C'DeBaca
                                        Counsel
                                        ING U.S. Legal Services



cc:   Eric C. Griffith
      Dechert LLP

      Jeffrey S. Puretz, Esq.
      Dechert LLP

7337 E. Doubletree Ranch Rd.        Tel: 480-477-3000
Scottsdale, AZ 85258-2034           Fax: 480-477-2700
                                    www.ingfunds.com